Interest and Finance Costs, net (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Interest And Finance Costs Net
Interest expense	$ 31,437	$ 26,252	$ 60,931	$ 51,340
Less: Interest capitalized	(1,802)	(1,166)	(3,245)	(2,090)
Interest expense, net	29,635	25,086	57,686	49,250
Bunkers and CO2 emissions swaps cash settlements	(521)	0	(1,119)	0
Amortization of deferred finance costs	1,055	874	1,872	2,083
Bank charges	59	67	60	136
Amortization of deferred gain on termination of financial instruments	(882)	(1,313)	(2,094)	(2,611)
Interest expense on redeemable preferred shares	0	663	0	663
Change in fair value of non-hedging financial instruments	707	(1,043)	(1,207)	(673)
Net total	$ 30,053	$ 24,334	$ 55,198	$ 48,848